Related parties - Director and shareholder compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Board fees	$ 320	$ 227
Consultancy fees		20	$ 55
Total director and shareholder compensation	320	247	55
Bottom of range
Disclosure of transactions between related parties [line items]
Related party expenses	$ 100	$ 100	$ 100